Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Fund
July 31, 2026
MER-NPRT3-0926
1.9891246.107
Common Stocks - 96.3%
	Shares	Value ($)
ARGENTINA - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
YPF SA Class D ADR (a)	1,033,967	54,324,626
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	298,763	23,697,881
BRAZIL - 4.5%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Vibra Energia SA	6,827,826	48,557,081
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PRIO SA/Brazil (a)	4,334,116	52,026,663
Financials - 1.4%
Banks - 1.0%
Itau Unibanco Holding SA	3,019,933	25,551,607
NU Holdings Ltd/Cayman Islands Class A (a)	3,839,189	55,015,578
		80,567,185
Capital Markets - 0.4%
Banco BTG Pactual SA unit	2,580,268	28,911,992
TOTAL FINANCIALS		109,479,177
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	2,934,801	21,774,432
Materials - 0.6%
Metals & Mining - 0.6%
Gerdau SA ADR (d)	3,327,100	16,502,416
Vale SA ADR	2,192,029	33,011,957
TOTAL MATERIALS		49,514,373
Utilities - 0.9%
Electric Utilities - 0.4%
Axia Energia SA	3,324,789	34,643,945
Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	4,686,949	25,611,491
Cia de Saneamento de Minas Gerais Copasa MG	1,044,900	13,227,313
		38,838,804
TOTAL UTILITIES		73,482,749
TOTAL BRAZIL		354,834,475
CHILE - 0.3%
Financials - 0.3%
Banks - 0.3%
Banco de Chile	95,236,400	19,842,154
CHINA - 24.7%
Communication Services - 5.0%
Entertainment - 0.8%
Netease Inc	820,885	21,840,644
Netease Inc ADR	299,353	39,894,774
		61,735,418
Interactive Media & Services - 4.2%
Baidu Inc A Shares (a)	1,188,952	16,470,080
Tencent Holdings Ltd	5,184,202	316,770,222
		333,240,302
TOTAL COMMUNICATION SERVICES		394,975,720
Consumer Discretionary - 6.1%
Automobile Components - 0.2%
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	2,091,100	11,892,595
Automobiles - 0.5%
BYD Co Ltd H Shares	3,256,379	38,929,489
Broadline Retail - 3.9%
Alibaba Group Holding Ltd	13,361,139	203,535,619
Alibaba Group Holding Ltd ADR	73,874	9,031,097
JD.com Inc A Shares	1,012,000	16,647,373
JD.com Inc ADR	1,125,453	37,151,204
PDD Holdings Inc Class A ADR (a)	421,400	37,319,184
		303,684,477
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group Inc	1,957,100	11,477,031
Hotels, Restaurants & Leisure - 1.4%
H World Group Ltd ADR	169,760	7,247,054
Luckin Coffee Inc ADR (a)	430,421	15,064,735
Meituan B Shares (a)(b)(c)	3,550,000	41,913,000
Trip.com Group Ltd ADR (a)	595,266	27,983,455
Yum China Holdings Inc	409,537	19,731,493
		111,939,737
TOTAL CONSUMER DISCRETIONARY		477,923,329
Consumer Staples - 0.5%
Beverages - 0.4%
Kweichow Moutai Co Ltd A Shares (China)	137,225	27,422,441
Personal Care Products - 0.1%
Mao Geping Cosmetics Co LTD H Shares (d)	1,093,563	8,192,240
TOTAL CONSUMER STAPLES		35,614,681
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PetroChina Co Ltd H Shares	16,773,519	21,259,917
Financials - 4.3%
Banks - 2.2%
China Construction Bank Corp H Shares	99,655,079	116,937,853
China Merchants Bank Co Ltd H Shares	4,172,986	27,084,182
Industrial & Commercial Bank of China Ltd H Shares	34,093,677	32,648,617
		176,670,652
Insurance - 2.1%
China Life Insurance Co Ltd H Shares	14,493,692	53,965,088
China Pacific Insurance Group Co Ltd H Shares	2,445,138	9,528,131
PICC Property & Casualty Co Ltd H Shares	12,633,958	26,420,090
Ping An Insurance Group Co of China Ltd H Shares	10,068,740	75,221,282
		165,134,591
TOTAL FINANCIALS		341,805,243
Health Care - 1.8%
Biotechnology - 0.2%
Innovent Biologics Inc (a)(b)(c)	1,230,791	13,606,750
Life Sciences Tools & Services - 1.0%
Wuxi Apptec Co Ltd H Shares (b)(c)(d)	3,958,365	81,111,555
Pharmaceuticals - 0.6%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	8,371,815	34,352,368
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares (d)	1,706,200	12,422,730
		46,775,098
TOTAL HEALTH CARE		141,493,403
Industrials - 3.3%
Electrical Equipment - 1.8%
Contemporary Amperex Technology Co Ltd A Shares (China)	1,206,886	70,714,040
Ningbo Deye Technology Corp A Shares (China)	4,505,340	54,622,361
Sieyuan Electric Co Ltd A Shares (China)	706,100	16,357,331
		141,693,732
Machinery - 1.5%
Airtac International Group	880,425	35,674,301
Sany Heavy Industry Co Ltd A Shares (China)	7,002,400	21,313,222
Weichai Power Co Ltd H Shares	14,501,000	60,907,750
		117,895,273
TOTAL INDUSTRIALS		259,589,005
Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.3%
Luxshare Precision Industry Co Ltd A Shares (China)	2,005,735	17,083,008
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	675,800	10,373,590
		27,456,598
Semiconductors & Semiconductor Equipment - 1.0%
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	464,910	16,306,217
CXMT Corp A Shares	1,615,044	12,794,491
Montage Technology Co Ltd A Shares (China)	1,383,900	41,924,569
		71,025,277
Software - 0.1%
Z AI Co Ltd H Shares (d)	77,967	9,817,455
Technology Hardware, Storage & Peripherals - 0.5%
Xiaomi Corp B Shares (a)(b)(c)	11,403,947	41,846,607
TOTAL INFORMATION TECHNOLOGY		150,145,937
Materials - 1.6%
Metals & Mining - 1.6%
Aluminum Corp of China Ltd A Shares (China)	15,968,300	22,698,081
MMG Ltd (a)	54,326,046	58,119,393
Zijin Mining Group Co Ltd H Shares	11,498,068	48,734,543
TOTAL MATERIALS		129,552,017
TOTAL CHINA		1,952,359,252
GREECE - 0.5%
Financials - 0.5%
Banks - 0.5%
Eurobank SA	4,702,683	24,131,900
National Bank of Greece SA	739,774	13,734,433

TOTAL GREECE		37,866,333
HONG KONG - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
Zijin Gold International Co Ltd	2,017,600	30,409,099
HUNGARY - 1.1%
Financials - 0.9%
Banks - 0.9%
OTP Bank Nyrt	459,926	68,059,808
Health Care - 0.2%
Pharmaceuticals - 0.2%
Richter Gedeon Nyrt	418,515	15,608,616
TOTAL HUNGARY		83,668,424
INDIA - 7.6%
Communication Services - 0.9%
Wireless Telecommunication Services - 0.9%
Bharti Airtel Ltd	3,431,633	70,913,806
Consumer Discretionary - 0.5%
Automobiles - 0.1%
Mahindra & Mahindra Ltd	302,217	10,764,053
Hotels, Restaurants & Leisure - 0.4%
MakeMyTrip Ltd (a)(d)	464,700	26,464,665
TOTAL CONSUMER DISCRETIONARY		37,228,718
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Coal India Ltd	5,001,600	21,719,968
Reliance Industries Ltd	4,784,812	65,528,214
TOTAL ENERGY		87,248,182
Financials - 3.5%
Banks - 3.2%
Axis Bank Ltd	1,565,501	20,164,753
HDFC Bank Ltd/Gift City	13,260,422	103,880,320
ICICI Bank Ltd	7,416,183	111,488,197
State Bank of India	1,704,966	18,354,385
		253,887,655
Capital Markets - 0.1%
HDFC Asset Management Co Ltd (b)(c)	236,058	6,468,996
Consumer Finance - 0.2%
Bajaj Finance Ltd	1,248,135	14,924,500
TOTAL FINANCIALS		275,281,151
Industrials - 1.0%
Aerospace & Defense - 0.1%
Hindustan Aeronautics Ltd (b)	248,900	12,127,262
Construction & Engineering - 0.6%
Larsen & Toubro Ltd	1,226,603	50,605,608
Passenger Airlines - 0.3%
InterGlobe Aviation Ltd (b)(c)	366,800	19,866,920
TOTAL INDUSTRIALS		82,599,790
Information Technology - 0.2%
IT Services - 0.2%
Infosys Ltd	1,654,500	19,659,043
Materials - 0.2%
Metals & Mining - 0.2%
Tata Steel Ltd	7,597,531	15,120,711
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
NTPC Ltd	3,625,977	13,189,713
TOTAL INDIA		601,241,114
INDONESIA - 0.9%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Telkom Indonesia Persero Tbk PT	193,955,947	28,315,783
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	113,566,402	39,802,187
TOTAL INDONESIA		68,117,970
KOREA (SOUTH) - 18.6%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.2%
KT Corp	401,120	14,287,038
Entertainment - 0.1%
HYBE Co Ltd	114,870	13,285,926
TOTAL COMMUNICATION SERVICES		27,572,964
Consumer Discretionary - 0.3%
Automobiles - 0.3%
Hyundai Motor Co	27,229	7,128,195
Kia Corp	197,254	17,571,675
TOTAL CONSUMER DISCRETIONARY		24,699,870
Consumer Staples - 0.6%
Personal Care Products - 0.6%
APR Corp/Korea	198,430	43,511,626
Tobacco - 0.0%
KT&G Corp	54,916	6,751,897
TOTAL CONSUMER STAPLES		50,263,523
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
S-Oil Corp	64,153	5,676,550
Financials - 2.2%
Banks - 2.2%
KB Financial Group Inc	650,503	75,221,910
Shinhan Financial Group Co Ltd	1,038,397	71,222,995
Woori Financial Group Inc	1,183,723	27,074,554
TOTAL FINANCIALS		173,519,459
Health Care - 0.4%
Life Sciences Tools & Services - 0.4%
Samsung Biologics Co Ltd (a)(b)(c)	32,379	32,914,168
Industrials - 2.0%
Aerospace & Defense - 0.2%
Hanwha Aerospace Co Ltd	22,512	14,279,501
Korea Aerospace Industries Ltd	75,395	6,632,435
		20,911,936
Electrical Equipment - 1.0%
Doosan Enerbility Co Ltd (a)	694,640	31,453,659
LS Electric Co Ltd	350,635	43,622,305
		75,075,964
Industrial Conglomerates - 0.8%
SK Square Co Ltd	92,057	62,542,267
TOTAL INDUSTRIALS		158,530,167
Information Technology - 12.7%
Semiconductors & Semiconductor Equipment - 5.5%
SK Hynix Inc	384,135	431,025,461
Technology Hardware, Storage & Peripherals - 7.2%
Samsung Electronics Co Ltd	3,296,428	566,894,202
TOTAL INFORMATION TECHNOLOGY		997,919,663
TOTAL KOREA (SOUTH)		1,471,096,364
MALAYSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
CIMB Group Holdings Bhd	6,131,943	11,841,936
MEXICO - 2.8%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series B	21,885,921	27,888,927
Consumer Staples - 0.4%
Beverages - 0.3%
Fomento Economico Mexicano SAB de CV ADR	179,070	22,919,169
Food Products - 0.1%
Gruma SAB de CV Series B	765,533	11,413,932
TOTAL CONSUMER STAPLES		34,333,101
Financials - 1.3%
Banks - 1.3%
Grupo Financiero Banorte SAB de CV	8,485,814	98,275,618
Materials - 0.6%
Construction Materials - 0.6%
Cemex SAB de CV ADR	4,228,466	49,980,468
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Corp Inmobiliaria Vesta SAB de CV ADR	244,826	8,444,049
TOTAL MEXICO		218,922,163
PERU - 0.9%
Financials - 0.9%
Banks - 0.9%
Credicorp Ltd	186,188	74,583,189
PHILIPPINES - 0.8%
Industrials - 0.8%
Transportation Infrastructure - 0.8%
International Container Terminal Services Inc	3,847,675	60,419,686
POLAND - 1.3%
Consumer Discretionary - 0.6%
Broadline Retail - 0.6%
Allegro.eu SA (a)(b)(c)	3,942,271	47,473,147
Financials - 0.7%
Banks - 0.7%
Powszechna Kasa Oszczednosci Bank Polski SA	1,816,059	54,409,092
TOTAL POLAND		101,882,239
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
LUKOIL PJSC (a)(e)	568,462	0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(e)	5,098,115	1
TOTAL RUSSIA		1
SAUDI ARABIA - 0.9%
Financials - 0.9%
Banks - 0.9%
Al Rajhi Bank	3,070,187	51,135,721
Saudi National Bank/The	1,979,291	20,659,887

TOTAL SAUDI ARABIA		71,795,608
SOUTH AFRICA - 2.6%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
Naspers Ltd Class N	714,842	37,559,681
Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Shoprite Holdings Ltd	1,058,947	18,418,241
Financials - 1.3%
Banks - 0.9%
Capitec Bank Holdings Ltd	168,103	47,999,300
Standard Bank Group Ltd	935,965	18,636,969
		66,636,269
Financial Services - 0.4%
FirstRand Ltd	4,991,796	29,853,796
TOTAL FINANCIALS		96,490,065
Materials - 0.6%
Chemicals - 0.6%
Sasol Ltd (a)	4,211,786	49,911,377
TOTAL SOUTH AFRICA		202,379,364
TAIWAN - 24.8%
Industrials - 1.2%
Electrical Equipment - 1.2%
Bizlink Holding Inc	1,458,111	92,879,870
Information Technology - 23.6%
Communications Equipment - 0.1%
Accton Technology Corp	196,376	12,734,413
Electronic Equipment, Instruments & Components - 3.1%
Chroma ATE Inc	251,000	15,776,667
Delta Electronics Inc	1,587,927	78,158,497
Elite Material Co Ltd	604,727	86,850,513
Hon Hai Precision Industry Co Ltd	5,088,880	38,881,862
Unimicron Technology Corp	1,039,000	24,389,354
		244,056,893
Semiconductors & Semiconductor Equipment - 19.8%
ASE Technology Holding Co Ltd	5,972,129	101,958,764
eMemory Technology Inc	257,000	19,318,035
MediaTek Inc	1,403,643	149,596,330
Phoenix Silicon International Corp	1,969,000	14,609,771
Taiwan Semiconductor Manufacturing Co Ltd	17,086,401	1,264,387,201
Topco Scientific Co Ltd	487,000	7,436,995
WinWay Technology Co Ltd	30,000	5,268,102
		1,562,575,198
Technology Hardware, Storage & Peripherals - 0.6%
Wiwynn Corp	290,000	47,236,152
TOTAL INFORMATION TECHNOLOGY		1,866,602,656
TOTAL TAIWAN		1,959,482,526
THAILAND - 0.8%
Financials - 0.4%
Banks - 0.4%
Kasikornbank PCL	3,963,094	28,899,916
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Airports of Thailand PCL	18,045,149	34,252,552
TOTAL THAILAND		63,152,468
TURKEY - 0.5%
Industrials - 0.5%
Aerospace & Defense - 0.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	3,904,000	28,118,248
Electrical Equipment - 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,946,000	12,101,392
TOTAL TURKEY		40,219,640
UNITED ARAB EMIRATES - 0.9%
Energy - 0.3%
Energy Equipment & Services - 0.3%
ADNOC Drilling Co PJSC	13,899,048	22,023,539
Financials - 0.4%
Banks - 0.4%
Abu Dhabi Commercial Bank PJSC	7,736,844	31,596,151
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Aldar Properties PJSC	5,687,300	11,504,666
Emaar Properties PJSC	2,874,400	8,608,331
TOTAL REAL ESTATE		20,112,997
TOTAL UNITED ARAB EMIRATES		73,732,687
UNITED STATES - 0.4%
Health Care - 0.4%
Biotechnology - 0.4%
BeOne Medicines Ltd H Shares (a)	1,222,138	30,232,425
TOTAL COMMON STOCKS (Cost $4,655,842,006)		7,606,101,624

International Equity Funds - 1.8%
	Shares	Value ($)
iShares Core MSCI Emerging Markets ETF (Cost $143,446,342)	1,820,600	141,296,766

Money Market Funds - 2.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f)	3.69	137,553,350	137,580,861
Fidelity Securities Lending Cash Central Fund (f)(g)	3.72	85,739,058	85,747,631
TOTAL MONEY MARKET FUNDS (Cost $223,323,292)			223,328,492

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $5,022,611,640)	7,970,726,882
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(73,645,334)
NET ASSETS - 100.0%	7,897,081,548

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $331,680,773 or 4.2% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,553,511 or 4.0% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Level 3 security.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $29,643,257.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	153,857,026	1,823,182,544	1,839,456,640	4,984,205	(7,269)	5,200	137,580,861	137,553,350
Fidelity Securities Lending Cash Central Fund	53,652,710	467,671,133	435,575,537	753,705	(675)	-	85,747,631	85,739,058
	207,509,736	2,290,853,677	2,275,032,177	5,737,910	(7,944)	5,200	223,328,492

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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